Quarterly Report
March 31, 2024
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	18

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.5% †
U.S. Treasuries - 31.7%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,573,000	$1,076,522
3.00%, 08/15/48 (a)	2,948,000	2,300,822
4.13%, 08/15/53 (a)	710,000	682,931
4.38%, 08/15/43 (a)	1,699,000	1,679,886
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,952,400	1,836,553
0.75%, 01/31/28 (a)	10,198,000	8,923,250
1.25%, 11/30/26 (a)	300,000	275,859
1.63%, 05/15/31 (a)	895,000	754,457
2.63%, 02/15/29 (a)	1,573,000	1,461,661
2.75%, 08/15/32 (a)	968,500	869,077
3.50%, 04/30/28 (a)	140,000	135,833
3.88%, 12/31/27 - 08/15/33 (a)	5,971,200	5,827,202
4.25%, 10/15/25 - 12/31/25 (a)	6,459,900	6,407,311
4.63%, 10/15/26 - 09/30/30 (a)	10,952,000	11,110,574
5.00%, 09/30/25 (a)	3,022,000	3,029,437
		46,371,375
Agency Mortgage Backed - 26.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	3,946,851	3,484,430
4.50%, 06/01/33 - 02/01/35	3,256	3,219
5.00%, 07/01/35	40,055	40,145
5.50%, 01/01/38 - 04/01/39	66,113	67,706
6.00%, 06/01/33 - 11/01/37	142,993	148,944
7.00%, 01/01/27 - 08/01/36	31,366	33,425
7.50%, 11/01/29 - 09/01/33	4,860	5,045
8.00%, 11/01/30	1,534	1,602
Federal National Mortgage Association
2.50%, 03/01/51	2,988,908	2,471,039
3.50%, 08/01/45 - 01/01/48	3,246,520	2,975,757
4.00%, 01/01/41 - 01/01/50	1,682,184	1,587,235
4.50%, 07/01/33 - 12/01/48	865,889	842,678
5.00%, 03/01/34 - 05/01/39	93,437	93,576
5.50%, 12/01/32 - 01/01/39	237,431	242,665
6.00%, 01/01/29 - 05/01/41	529,614	548,497
6.50%, 08/01/28 - 08/01/36	24,686	25,792
7.00%, 10/01/32 - 02/01/34	6,637	7,026
7.50%, 12/01/26 - 03/01/33	15,461	15,958
8.00%, 06/01/24 - 10/01/31	1,598	1,617
8.50%, 04/01/30	720	768
Federal National Mortgage Association 1.60% + 1 yr. USD RFUCCT
4.97%, 04/01/37 (b)	1,303	1,306
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	3,314,243	2,974,568
3.50%, 08/20/48	620,166	570,158
4.00%, 01/20/41 - 04/20/43	538,858	517,165
4.50%, 08/15/33 - 03/20/41	247,490	244,586
5.00%, 08/15/33	12,921	12,994
6.00%, 04/15/27 - 04/15/35	81,416	84,316
6.50%, 04/15/28 - 09/15/36	28,690	29,907
7.00%, 11/15/27 - 10/15/36	20,707	21,689
7.50%, 10/15/28	4,434	4,506
8.00%, 09/15/27 - 06/15/30	12,100	12,241
	Principal Amount	Fair Value
Government National Mortgage Association, TBA
5.00%, 04/01/54 (c)	$1,884,969	$1,852,419
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/54 (c)	4,401,092	3,484,736
2.50%, 04/01/54 (c)	7,916,549	6,547,683
3.00%, 04/01/54 (c)	2,731,754	2,351,447
3.50%, 04/01/54 (c)	2,483,779	2,223,844
4.50%, 04/01/54 (c)	2,100,000	1,999,840
5.00%, 04/01/54 (c)	2,425,522	2,366,841
5.50%, 04/01/39 (c)	1,455,313	1,466,010
		39,363,380
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	745,000	671,268
4.05%, 09/25/28 (b)	300,000	292,238
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (d)	12,292	1,690
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	175	161
8.00%, 07/01/24 (d)**	23	—
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	498,071	7,035
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	13,808	11,167
4.50%, 08/25/35 - 01/25/36 (d)	24,114	3,205
5.00%, 03/25/38 - 05/25/38 (d)	15,268	2,459
5.50%, 12/25/33 (d)	4,540	766
6.00%, 01/25/35 (d)	17,476	3,040
8.00%, 07/25/24 (d)**	38	—
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(d)	99,379	2,957
5.00%, 02/25/40 - 09/25/40 (d)	20,970	1,964
Federal National Mortgage Association REMICS 5.89% + SOFR
0.57%, 07/25/38 (b)(d)	14,240	1,035
Federal National Mortgage Association REMICS 6.44% + SOFR
1.12%, 11/25/41 (b)(d)	1,443,371	153,579
		1,152,564
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33	46,308	45,589
		45,589
Corporate Notes - 31.0%
3M Co.
3.13%, 09/19/46	11,000	7,606
7-Eleven, Inc.
0.95%, 02/10/26 (f)	127,000	117,344
Abbott Laboratories
3.75%, 11/30/26	17,000	16,620
4.90%, 11/30/46	41,000	39,948

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
AbbVie, Inc.
2.60%, 11/21/24	$73,000	$71,677
3.20%, 05/14/26 - 11/21/29	89,000	83,548
4.05%, 11/21/39	28,000	24,933
4.25%, 11/21/49	45,000	38,949
4.30%, 05/14/36	26,000	24,408
4.40%, 11/06/42	24,000	21,762
4.63%, 10/01/42	3,000	2,794
4.70%, 05/14/45	9,000	8,407
4.88%, 11/14/48	4,000	3,827
5.05%, 03/15/34	110,000	111,361
5.40%, 03/15/54	30,000	30,877
5.50%, 03/15/64	35,000	35,985
Advanced Micro Devices, Inc.
4.39%, 06/01/52	38,000	33,759
AEP Texas, Inc.
3.45%, 05/15/51	70,000	48,073
AEP Transmission Co. LLC
5.40%, 03/15/53	32,000	31,834
Aetna, Inc.
3.50%, 11/15/24	24,000	23,674
Aircastle Ltd.
4.25%, 06/15/26	38,000	36,924
Alcoa Nederland Holding BV
5.50%, 12/15/27 (f)	203,000	201,143
Alcon Finance Corp.
2.60%, 05/27/30 (f)	239,000	206,365
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	22,000	16,726
2.95%, 03/15/34	37,000	30,440
3.55%, 03/15/52	34,000	23,956
4.70%, 07/01/30	9,000	8,736
Allstate Corp.
4.20%, 12/15/46	36,000	29,889
Allstate Corp. 3.20% + 3 mo. Term SOFR
8.51%, 08/15/53 (b)	53,000	53,049
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41	28,000	21,607
4.00%, 02/04/61	9,000	6,595
4.25%, 08/09/42	2,000	1,640
4.45%, 05/06/50	16,000	12,743
4.50%, 05/02/43	11,000	9,253
Amazon.com, Inc.
1.50%, 06/03/30	17,000	14,196
2.50%, 06/03/50	21,000	13,396
2.70%, 06/03/60	16,000	9,913
2.88%, 05/12/41	37,000	28,176
3.15%, 08/22/27	5,000	4,766
3.25%, 05/12/61	24,000	16,859
4.05%, 08/22/47	8,000	6,975
4.25%, 08/22/57	2,000	1,740
Ameren Corp.
2.50%, 09/15/24	101,000	99,472
3.65%, 02/15/26	19,000	18,385
American Electric Power Co., Inc.
2.30%, 03/01/30	22,000	18,719
3.25%, 03/01/50	9,000	6,226
American Honda Finance Corp.
5.85%, 10/04/30	135,000	141,241
	Principal Amount	Fair Value
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR therafter)
5.75%, 04/01/48 (b)	$2,000	$1,961
American Tower Corp.
1.50%, 01/31/28	69,000	60,216
2.90%, 01/15/30	24,000	21,127
3.70%, 10/15/49	16,000	11,899
3.80%, 08/15/29	29,000	27,056
American Water Capital Corp.
2.95%, 09/01/27	20,000	18,710
5.45%, 03/01/54	171,000	172,570
Amgen, Inc.
2.00%, 01/15/32	43,000	34,770
2.45%, 02/21/30	11,000	9,616
3.00%, 01/15/52	27,000	18,289
3.15%, 02/21/40	48,000	36,989
5.51%, 03/02/26	69,000	68,969
5.60%, 03/02/43	40,000	40,660
5.65%, 03/02/53	37,000	37,708
5.75%, 03/02/63	35,000	35,705
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200,000	180,038
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	13,000	12,704
4.70%, 02/01/36	62,000	60,178
4.90%, 02/01/46	32,000	30,423
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	33,000	30,725
4.00%, 04/13/28	7,000	6,829
4.35%, 06/01/40	33,000	29,934
4.38%, 04/15/38	45,000	41,850
4.60%, 04/15/48	4,000	3,642
4.75%, 04/15/58	15,000	13,847
5.55%, 01/23/49	33,000	34,427
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	43,000	27,492
Aon North America, Inc.
5.45%, 03/01/34	294,000	297,210
Apollo Debt Solutions BDC
6.90%, 04/13/29 (f)	75,000	75,774
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT therafter)
4.95%, 01/14/50 (b)(f)	46,000	43,388
Apple, Inc.
2.65%, 02/08/51	62,000	40,828
2.80%, 02/08/61	28,000	17,872
2.95%, 09/11/49	18,000	12,748
3.35%, 02/09/27	8,000	7,728
3.45%, 02/09/45	37,000	29,814
3.85%, 08/04/46	27,000	22,857
3.95%, 08/08/52	36,000	30,316
4.85%, 05/10/53	104,000	103,401
Applied Materials, Inc.
4.35%, 04/01/47	16,000	14,409
Aptiv PLC
4.40%, 10/01/46	11,000	8,704
ArcelorMittal SA
4.55%, 03/11/26	161,000	158,537
6.80%, 11/29/32	22,000	23,531

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26	$12,000	$11,348
ARES Capital Corp.
2.88%, 06/15/28	82,000	73,114
3.25%, 07/15/25	168,000	162,367
Arthur J Gallagher & Co.
3.50%, 05/20/51	28,000	19,902
Ascension Health
4.85%, 11/15/53	44,000	42,231
Ashtead Capital, Inc.
1.50%, 08/12/26 (f)	200,000	182,272
5.55%, 05/30/33 (f)	245,000	240,793
Astrazeneca Finance LLC
1.75%, 05/28/28	61,000	54,137
5.00%, 02/26/34	100,000	100,409
AstraZeneca PLC
3.00%, 05/28/51	32,000	22,474
4.00%, 01/17/29	7,000	6,786
4.38%, 08/17/48	3,000	2,683
AT&T, Inc.
2.75%, 06/01/31	265,000	228,202
3.65%, 06/01/51	128,000	93,819
3.85%, 06/01/60	45,000	32,561
4.35%, 03/01/29	36,000	35,087
4.50%, 05/15/35	33,000	30,776
4.55%, 03/09/49	16,000	13,721
4.75%, 05/15/46	8,000	7,164
4.85%, 03/01/39	26,000	24,276
5.40%, 02/15/34	59,000	59,761
Athene Holding Ltd.
4.13%, 01/12/28	17,000	16,378
6.15%, 04/03/30	37,000	38,493
Atmos Energy Corp.
6.20%, 11/15/53	41,000	46,235
Avangrid, Inc.
3.15%, 12/01/24	49,000	48,175
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26	54,000	50,688
Bank of America Corp.
3.25%, 10/21/27	27,000	25,593
4.18%, 11/25/27	53,000	51,397
4.25%, 10/22/26	41,000	40,125
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR therafter)
2.09%, 06/14/29 (b)	87,000	76,880
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR therafter)
2.97%, 07/21/52 (b)	62,000	41,784
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR therafter)
3.37%, 01/23/26 (b)	16,000	15,705
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR therafter)
3.42%, 12/20/28 (b)	21,000	19,714
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR therafter)
3.71%, 04/24/28 (b)	56,000	53,571
	Principal Amount	Fair Value
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT therafter)
3.85%, 03/08/37 (b)	$57,000	$50,409
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR therafter)
3.95%, 01/23/49 (b)	33,000	27,064
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR therafter)
4.24%, 04/24/38 (b)	27,000	24,277
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR therafter)
4.27%, 07/23/29 (b)	5,000	4,820
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR therafter)
4.30%, 04/20/54 (b)	58,000	56,556
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR therafter)
5.29%, 04/25/34 (b)	119,000	118,675
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR therafter)
5.47%, 01/23/35 (b)	164,000	165,210
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR therafter)
5.87%, 09/15/34 (b)	133,000	138,042
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR therafter)
4.63%, 04/20/54 (b)	27,000	25,602
Barrick North America Finance LLC
5.70%, 05/30/41	3,000	3,079
BAT Capital Corp.
2.73%, 03/25/31	36,000	30,300
3.73%, 09/25/40	17,000	12,629
4.39%, 08/15/37	24,000	20,171
4.54%, 08/15/47	11,000	8,477
4.91%, 04/02/30	24,000	23,482
5.83%, 02/20/31	55,000	55,717
6.00%, 02/20/34	75,000	75,915
6.42%, 08/02/33	28,000	29,281
7.08%, 08/02/53	34,000	36,705
Baxter International, Inc.
1.92%, 02/01/27	116,000	105,908
2.27%, 12/01/28	42,000	37,050
2.54%, 02/01/32	19,000	15,746
3.13%, 12/01/51	30,000	19,634
3.95%, 04/01/30	34,000	31,871
Baylor Scott & White Holdings
2.84%, 11/15/50	7,000	4,763
Becton Dickinson & Co.
3.70%, 06/06/27	22,000	21,138
4.67%, 06/06/47	5,000	4,481
4.69%, 12/15/44	3,000	2,711
5.11%, 02/08/34	99,000	98,329
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	9,000	8,491
3.70%, 07/15/30	36,000	33,731

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.80%, 07/15/48	$11,000	$8,429
4.25%, 10/15/50	32,000	25,991
6.13%, 04/01/36 (a)	2,000	2,127
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	80,000	54,110
4.25%, 01/15/49	16,000	14,306
Berry Global, Inc.
4.88%, 07/15/26 (f)	79,000	77,492
5.65%, 01/15/34 (f)	33,000	32,828
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33	44,000	44,540
5.50%, 09/08/53	13,000	13,424
Biogen, Inc.
2.25%, 05/01/30	12,000	10,143
BlackRock Funding, Inc.
5.00%, 03/14/34	85,000	85,381
5.25%, 03/14/54	50,000	50,240
Block Financial LLC
2.50%, 07/15/28	34,000	30,207
3.88%, 08/15/30	10,000	9,086
Boardwalk Pipelines LP
4.80%, 05/03/29	24,000	23,647
Boeing Co.
2.20%, 02/04/26	70,000	65,550
2.70%, 02/01/27	61,000	56,193
2.95%, 02/01/30	15,000	12,951
3.25%, 03/01/28	3,000	2,750
3.55%, 03/01/38	2,000	1,508
3.75%, 02/01/50	18,000	12,523
5.04%, 05/01/27	89,000	87,302
5.15%, 05/01/30	49,000	47,420
5.81%, 05/01/50	34,000	32,157
Boston Properties LP
3.40%, 06/21/29	58,000	52,046
Boston Scientific Corp.
4.70%, 03/01/49	2,000	1,851
BP Capital Markets America, Inc.
3.00%, 02/24/50	32,000	21,827
3.38%, 02/08/61	40,000	27,674
4.81%, 02/13/33	52,000	51,309
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT therafter)
4.38%, 01/28/25 (b)	12,000	11,773
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT therafter)
4.88%, 04/20/54 (b)	37,000	35,353
Bristol-Myers Squibb Co.
1.45%, 11/13/30	28,000	22,754
2.35%, 11/13/40	17,000	11,589
3.20%, 06/15/26	15,000	14,464
3.40%, 07/26/29	8,000	7,516
3.55%, 03/15/42	20,000	16,036
4.13%, 06/15/39	23,000	20,382
4.25%, 10/26/49	23,000	19,651
4.35%, 11/15/47	2,000	1,726
4.55%, 02/20/48	2,000	1,790
5.20%, 02/22/34	90,000	91,406
Brixmor Operating Partnership LP
2.25%, 04/01/28	49,000	43,540
3.90%, 03/15/27	10,000	9,596
	Principal Amount	Fair Value
Broadcom, Inc.
3.14%, 11/15/35 (f)	$17,000	$13,742
3.19%, 11/15/36 (f)	2,000	1,590
3.42%, 04/15/33 (f)	117,000	101,288
3.47%, 04/15/34 (f)	2,000	1,715
4.15%, 11/15/30	19,000	17,975
4.30%, 11/15/32	27,000	25,386
4.93%, 05/15/37 (f)	22,000	20,865
Brown-Forman Corp.
4.00%, 04/15/38	2,000	1,776
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	2,000	1,920
Burlington Northern Santa Fe LLC
4.15%, 12/15/48	25,000	21,158
4.55%, 09/01/44	36,000	32,682
Cameron LNG LLC
3.30%, 01/15/35 (f)	3,000	2,495
Campbell Soup Co.
5.40%, 03/21/34	50,000	50,362
Canadian Natural Resources Ltd.
3.85%, 06/01/27	18,000	17,351
4.95%, 06/01/47	16,000	14,439
Canadian Pacific Railway Co.
1.75%, 12/02/26	58,000	53,274
3.10%, 12/02/51	19,000	13,062
3.50%, 05/01/50	21,000	15,742
Cantor Fitzgerald LP
4.88%, 05/01/24 (f)	101,000	100,875
Capital One Financial Corp.
3.75%, 07/28/26	47,000	45,292
Cardinal Health, Inc.
3.08%, 06/15/24	11,000	10,937
Carlisle Cos., Inc.
2.20%, 03/01/32	54,000	43,357
Carrier Global Corp.
2.72%, 02/15/30	28,000	24,765
3.58%, 04/05/50	66,000	49,243
5.90%, 03/15/34	80,000	84,111
Cenovus Energy, Inc.
2.65%, 01/15/32	24,000	19,927
3.75%, 02/15/52	32,000	23,462
Centene Corp.
3.00%, 10/15/30	24,000	20,573
4.25%, 12/15/27	135,000	128,736
CenterPoint Energy, Inc.
2.65%, 06/01/31	51,000	43,204
Charles Schwab Corp.
2.45%, 03/03/27	301,000	280,457
2.90%, 03/03/32	22,000	18,860
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT therafter)
4.00%, 07/12/24 (b)	62,000	52,347
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR therafter)
5.64%, 05/19/29 (b)	113,000	114,672
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR therafter)
6.14%, 08/24/34 (b)	89,000	93,017

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	$37,000	$24,895
3.70%, 04/01/51	125,000	77,334
4.80%, 03/01/50	57,000	42,171
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	70,000	70,057
Cheniere Energy Partners LP
4.50%, 10/01/29	95,000	90,435
Cheniere Energy, Inc.
5.65%, 04/15/34 (f)	50,000	50,317
Chevron Corp.
2.24%, 05/11/30	11,000	9,629
Chevron USA, Inc.
3.85%, 01/15/28	46,000	44,981
3.90%, 11/15/24	14,000	13,873
Chubb INA Holdings, Inc.
4.35%, 11/03/45	20,000	17,815
Church & Dwight Co., Inc.
2.30%, 12/15/31	82,000	68,147
Cigna Group
2.40%, 03/15/30	21,000	18,137
3.25%, 04/15/25	23,000	22,492
3.40%, 03/01/27 - 03/15/50	25,000	21,978
4.38%, 10/15/28	9,000	8,783
Cisco Systems, Inc.
5.30%, 02/26/54	98,000	100,631
5.35%, 02/26/64	98,000	100,415
5.90%, 02/15/39	14,000	15,230
Citibank NA
5.80%, 09/29/28	473,000	489,725
Citigroup, Inc.
4.45%, 09/29/27	7,000	6,808
4.65%, 07/23/48	58,000	52,485
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR therafter)
2.56%, 05/01/32 (b)	42,000	34,986
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR therafter)
2.98%, 11/05/30 (b)	21,000	18,650
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR therafter)
3.88%, 01/24/39 (b)	13,000	11,072
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR therafter)
4.70%, 04/20/54 (b)	82,000	80,223
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR therafter)
6.17%, 05/25/34 (b)	53,000	53,848
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (f)	77,000	72,129
Clorox Co.
1.80%, 05/15/30	33,000	27,561
CME Group, Inc.
2.65%, 03/15/32	26,000	22,457
CMS Energy Corp.
4.88%, 03/01/44	52,000	48,497
Coca-Cola Co.
2.60%, 06/01/50	27,000	17,644
	Principal Amount	Fair Value
2.75%, 06/01/60	$19,000	$12,372
Comcast Corp.
2.65%, 08/15/62	21,000	11,949
2.80%, 01/15/51	23,000	14,703
2.89%, 11/01/51	21,000	13,643
2.94%, 11/01/56	29,000	18,263
2.99%, 11/01/63	21,000	12,907
3.20%, 07/15/36	25,000	20,528
3.25%, 11/01/39	33,000	25,879
3.97%, 11/01/47	30,000	24,107
4.15%, 10/15/28	23,000	22,451
CommonSpirit Health
4.35%, 11/01/42	130,000	112,469
Conagra Brands, Inc.
5.30%, 11/01/38	9,000	8,571
5.40%, 11/01/48	3,000	2,818
ConocoPhillips Co.
5.55%, 03/15/54	52,000	53,554
5.70%, 09/15/63	52,000	54,454
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26	27,000	25,448
3.35%, 04/01/30	13,000	11,989
3.88%, 06/15/47	15,000	11,861
3.95%, 04/01/50	11,000	8,951
Constellation Brands, Inc.
3.15%, 08/01/29	59,000	53,820
3.70%, 12/06/26	25,000	24,112
4.50%, 05/09/47	23,000	19,705
Constellation Energy Generation LLC
6.50%, 10/01/53	34,000	37,484
Continental Resources, Inc.
2.88%, 04/01/32 (f)	40,000	32,644
3.80%, 06/01/24	209,000	208,298
COPT Defense Properties LP
2.00%, 01/15/29	41,000	34,415
2.25%, 03/15/26	32,000	30,100
2.75%, 04/15/31	21,000	17,302
Corebridge Financial, Inc.
3.90%, 04/05/32	116,000	104,387
Corning, Inc.
4.38%, 11/15/57	13,000	10,755
Coterra Energy, Inc.
5.60%, 03/15/34	294,000	296,276
Crown Castle, Inc.
2.90%, 03/15/27	94,000	87,976
3.30%, 07/01/30	77,000	68,455
CSL Finance PLC
4.25%, 04/27/32 (f)	58,000	55,219
5.11%, 04/03/34 (c)(f)	99,000	99,421
5.42%, 04/03/54 (c)(f)	25,000	25,131
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	44,000	38,630
CubeSmart LP
2.50%, 02/15/32 (a)	47,000	38,421
4.38%, 02/15/29 (a)	32,000	30,730
Cummins, Inc.
1.50%, 09/01/30 (a)	24,000	19,639
2.60%, 09/01/50 (a)	27,000	17,051
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	29,560
3.63%, 04/01/27 (a)	29,000	27,901
3.75%, 04/01/30 (a)	22,000	20,500
3.88%, 07/20/25 (a)	16,000	15,705

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.25%, 04/01/50 (a)	$16,000	$12,960
4.30%, 03/25/28 (a)	2,000	1,952
4.78%, 03/25/38 (a)	17,000	15,708
5.00%, 12/01/24 (a)	35,000	34,797
5.13%, 07/20/45 (a)	20,000	18,421
5.30%, 06/01/33 - 12/05/43 (a)	105,000	103,308
5.88%, 06/01/53 (a)	21,000	21,331
6.00%, 06/01/63 (a)	8,000	8,243
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(f)	155,000	137,961
2.50%, 12/14/31 (a)(f)	155,000	128,569
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	46,000	45,756
6.02%, 06/15/26 (a)	2,000	2,026
8.35%, 07/15/46 (a)	2,000	2,587
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR therafter)
2.31%, 11/16/27 (a)(b)	320,000	292,362
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR therafter)
6.82%, 11/20/29 (a)(b)	150,000	156,831
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	144,083
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	24,000	21,485
3.25%, 11/15/39 (a)	16,000	12,939
3.40%, 11/15/49 (a)	4,000	3,002
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	32,000	28,367
4.40%, 03/24/51 (a)	15,000	12,429
Digital Realty Trust LP
3.60%, 07/01/29 (a)	40,000	36,862
Discovery Communications LLC
3.95%, 03/20/28 (a)	16,000	15,157
4.95%, 05/15/42 (a)	3,000	2,417
5.00%, 09/20/37 (a)	2,000	1,750
Dollar General Corp.
3.50%, 04/03/30 (a)	16,000	14,626
4.13%, 04/03/50 (a)	23,000	17,922
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	24,000	23,602
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(g)	41,000	40,560
3.38%, 04/01/30 (a)	48,000	43,677
Dover Corp.
2.95%, 11/04/29 (a)	24,000	21,660
Dow Chemical Co.
2.10%, 11/15/30 (a)	19,000	16,046
3.60%, 11/15/50 (a)	21,000	15,301
4.25%, 10/01/34 (a)	11,000	10,137
5.15%, 02/15/34 (a)	97,000	96,714
5.55%, 11/30/48 (a)	14,000	13,670
6.30%, 03/15/33 (a)	44,000	47,395
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,190
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	17,000	13,561
Duke Energy Corp.
2.55%, 06/15/31 (a)	71,000	59,847
3.30%, 06/15/41 (a)	65,000	48,492
3.50%, 06/15/51 (a)	55,000	38,623
	Principal Amount	Fair Value
3.75%, 09/01/46 (a)	$93,000	$70,302
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT therafter)
4.88%, 03/22/30 (a)(b)	115,000	114,070
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	21,000	17,425
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	1,996
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	40,000	37,486
Eastman Chemical Co.
4.65%, 10/15/44 (a)	27,000	23,008
Eaton Corp.
3.10%, 09/15/27 (a)	12,000	11,377
Edison International
4.95%, 04/15/25 (a)	76,000	75,354
5.75%, 06/15/27 (a)	11,000	11,145
EIDP, Inc.
2.30%, 07/15/30 (a)	18,000	15,497
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	33,000	27,038
Elevance Health, Inc.
2.88%, 09/15/29	14,000	12,626
3.60%, 03/15/51	16,000	11,987
3.70%, 09/15/49	16,000	12,229
5.13%, 02/15/53 (a)	12,000	11,491
6.10%, 10/15/52 (a)	22,000	23,834
Eli Lilly & Co.
4.95%, 02/27/63 (a)	11,000	10,681
5.00%, 02/09/54 (a)	50,000	49,741
5.10%, 02/09/64 (a)	71,000	70,802
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	70,000	57,177
Emerson Electric Co.
1.80%, 10/15/27 (a)	17,000	15,366
2.75%, 10/15/50 (a)	19,000	12,284
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,961
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	95,299
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT therafter)
5.75%, 07/15/80 (a)(b)	63,000	59,422
Energy Transfer LP
4.50%, 04/15/24 (a)	22,000	21,975
5.30%, 04/01/44 - 04/15/47 (a)	46,000	42,054
5.35%, 05/15/45 (a)	37,000	34,091
5.75%, 02/15/33 (a)	64,000	65,037
5.95%, 05/15/54 (a)	22,000	21,954
6.10%, 12/01/28 (a)	89,000	92,321
6.40%, 12/01/30 (a)	36,000	37,976
6.50%, 02/01/42 (a)	23,000	24,420
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT therafter)
6.75%, 01/28/25 (a)(b)	251,000	246,936
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	34,218
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR therafter)
5.25%, 08/16/77 (a)(b)	11,000	10,452

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
EOG Resources, Inc.
4.15%, 01/15/26 (a)	$3,000	$2,957
4.95%, 04/15/50 (a)	14,000	13,304
5.10%, 01/15/36 (a)	5,000	4,893
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	50,161
2.15%, 07/15/30 (a)	40,000	33,199
ERP Operating LP
4.50%, 07/01/44 (a)	13,000	11,265
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	18,000	15,823
3.13%, 12/01/49 (a)	24,000	16,555
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	16,000	10,339
Eversource Energy
3.45%, 01/15/50 (a)	31,000	21,622
Exelon Corp.
4.05%, 04/15/30 (a)	48,000	45,322
4.45%, 04/15/46 (a)	32,000	27,388
4.70%, 04/15/50 (a)	32,000	28,121
5.60%, 03/15/53 (a)	90,000	89,901
Extra Space Storage LP
2.20%, 10/15/30 (a)	33,000	27,352
3.90%, 04/01/29 (a)	22,000	20,721
5.90%, 01/15/31 (a)	97,000	100,396
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	47,000	41,680
3.45%, 04/15/51 (a)	53,000	40,142
FedEx Corp.
4.10%, 02/01/45 (a)	55,000	44,632
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	43,000	27,449
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	34,000	31,473
1.65%, 03/01/28 (a)	31,000	27,335
3.10%, 03/01/41 (a)	3,000	2,188
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	53,000	44,819
Fiserv, Inc.
3.50%, 07/01/29 (a)	11,000	10,243
4.40%, 07/01/49 (a)	11,000	9,336
Florida Power & Light Co.
2.85%, 04/01/25 (a)	83,000	81,020
4.13%, 02/01/42 (a)	22,000	19,057
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	27,000	22,616
Flowserve Corp.
2.80%, 01/15/32 (a)	39,000	32,357
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	100,000	94,707
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	46,000	42,636
General Dynamics Corp.
4.25%, 04/01/50 (a)	20,000	17,463
General Mills, Inc.
3.00%, 02/01/51 (a)	19,000	12,490
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,798
5.40%, 04/01/48 (a)	4,000	3,666
6.13%, 10/01/25 (a)	47,000	47,407
6.80%, 10/01/27 (a)	19,000	19,906
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	52,136
	Principal Amount	Fair Value
2.35%, 01/08/31 (a)	$24,000	$19,840
5.25%, 03/01/26 (a)	19,000	18,952
5.85%, 04/06/30 (a)	156,000	158,909
6.10%, 01/07/34 (a)	140,000	143,804
Genuine Parts Co.
2.75%, 02/01/32 (a)	24,000	19,951
George Washington University
4.13%, 09/15/48	100,000	86,587
Georgia Power Co.
5.25%, 03/15/34 (a)	293,000	295,968
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	64,000	60,764
3.60%, 03/01/25 (a)(f)	104,000	102,341
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	22,000	15,556
2.95%, 03/01/27 (a)	2,000	1,903
3.50%, 02/01/25 (a)	12,000	11,813
3.65%, 03/01/26 (a)	12,000	11,689
4.15%, 03/01/47 (a)	13,000	10,929
4.60%, 09/01/35 (a)	26,000	24,916
5.25%, 10/15/33 (a)	25,000	25,513
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	32,000	30,195
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	32,000	31,476
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	121,000	117,309
4.25%, 10/21/25 (a)	3,000	2,946
5.15%, 05/22/45 (a)	14,000	13,522
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR therafter)
1.54%, 09/10/27 (a)(b)	52,000	47,506
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR therafter)
2.38%, 07/21/32 (a)(b)	27,000	22,133
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR therafter)
2.91%, 07/21/42 (a)(b)	22,000	15,803
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR therafter)
3.21%, 04/22/42 (a)(b)	33,000	24,769
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR therafter)
3.44%, 02/24/43 (a)(b)	53,000	40,976
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR therafter)
3.81%, 04/23/29 (a)(b)	14,000	13,269
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR therafter)
4.02%, 10/31/38 (a)(b)	16,000	13,741
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR therafter)
4.22%, 05/01/29 (a)(b)	23,000	22,133

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	$37,000	$34,297
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	58,000	55,299
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	239,282
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,956
5.00%, 11/15/45 (a)	14,000	13,143
Hartford Financial Services Group, Inc. 2.39% + 3 mo. Term SOFR
7.69%, 02/12/67 (a)(b)(f)	37,000	32,409
HCA, Inc.
3.13%, 03/15/27 (a)	81,000	76,599
3.38%, 03/15/29 (a)	49,000	44,957
3.50%, 09/01/30 (a)	27,000	24,404
3.63%, 03/15/32 (a)	24,000	21,244
4.63%, 03/15/52 (a)	52,000	43,462
5.38%, 02/01/25 (a)	246,000	245,331
5.60%, 04/01/34 (a)	64,000	64,449
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	33,000	27,790
3.20%, 06/01/50 (a)(f)	15,000	10,163
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	19,000	15,122
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	19,000	15,960
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,055
5.80%, 04/01/47 (a)	2,000	2,054
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	2,000	2,138
Highwoods Realty LP
4.13%, 03/15/28 (a)	14,000	13,108
4.20%, 04/15/29 (a)	33,000	30,081
7.65%, 02/01/34 (a)	29,000	31,651
Home Depot, Inc.
2.70%, 04/15/30 (a)	14,000	12,475
3.35%, 04/15/50 (a)	27,000	19,752
3.50%, 09/15/56 (a)	16,000	11,902
3.90%, 12/06/28 - 06/15/47 (a)	22,000	19,691
4.50%, 12/06/48 (a)	11,000	9,783
4.95%, 09/15/52 (a)	18,000	17,160
Honeywell International, Inc.
1.75%, 09/01/31 (a)	37,000	30,034
2.70%, 08/15/29 (a)	3,000	2,721
5.25%, 03/01/54 (a)	172,000	173,335
Hormel Foods Corp.
1.80%, 06/11/30 (a)	50,000	41,861
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR therafter)
2.01%, 09/22/28 (a)(b)	330,000	294,875
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR therafter)
2.25%, 11/22/27 (a)(b)	200,000	184,364
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR therafter)
2.87%, 11/22/32 (a)(b)	200,000	167,094
	Principal Amount	Fair Value
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR therafter)
4.29%, 09/12/26 (a)(b)	$423,000	$415,217
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap therafter)
6.00%, 11/13/33 (a)(b)	465,000	447,572
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	56,000	47,545
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	47,000	41,075
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	95,000	88,363
5.40%, 01/08/31 (a)(f)	211,000	211,720
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	104,000	101,477
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	261,547
3.50%, 07/26/26 (a)(f)	200,000	190,820
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	32,000	21,686
ING Groep NV 1.01% + SOFR
6.38%, 04/01/27 (a)(b)	470,000	470,244
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	74,905
Ingredion, Inc.
3.90%, 06/01/50 (a)	13,000	9,658
Intel Corp.
2.00%, 08/12/31 (a)	43,000	35,343
2.80%, 08/12/41 (a)	49,000	35,465
3.10%, 02/15/60 (a)	19,000	12,284
5.63%, 02/10/43 (a)	53,000	54,823
5.70%, 02/10/53 (a)	38,000	39,329
5.90%, 02/10/63 (a)	30,000	31,779
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	14,000	10,099
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	246,995
4.25%, 05/15/49 (a)	150,000	127,245
International Paper Co.
4.40%, 08/15/47 (a)	20,000	16,786
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	113,815
Intuit, Inc.
5.50%, 09/15/53 (a)	52,000	54,009
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	80,000	70,742
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	104,000	114,279
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	116,000	117,448
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	85,000	83,706
5.75%, 04/01/33 (a)	29,000	28,573
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	89,000	90,701
Johnson & Johnson
3.63%, 03/03/37 (a)	13,000	11,533

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Johnson Controls International PLC
4.50%, 02/15/47 (a)	$6,000	$5,174
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR therafter)
1.58%, 04/22/27 (a)(b)	93,000	86,244
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR therafter)
2.96%, 05/13/31 (a)(b)	54,000	47,258
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR therafter)
3.16%, 04/22/42 (a)(b)	44,000	33,421
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR therafter)
3.88%, 07/24/38 (a)(b)	19,000	16,402
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR therafter)
3.90%, 01/23/49 (a)(b)	102,000	83,086
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR therafter)
3.96%, 01/29/27 (a)(b)	56,000	54,690
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR therafter)
4.01%, 04/23/29 (a)(b)	22,000	21,077
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR therafter)
4.03%, 07/24/48 (a)(b)	13,000	10,773
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR therafter)
4.49%, 03/24/31 (a)(b)	81,000	78,316
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR therafter)
4.60%, 09/20/26 (a)(b)	97,000	95,598
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR therafter)
5.34%, 01/23/35 (a)(b)	155,000	155,553
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	44,000	30,449
3.27%, 11/01/49 (a)	154,000	113,375
Kenvue, Inc.
4.90%, 03/22/33 (a)	107,000	106,980
5.05%, 03/22/53 (a)	33,000	32,262
5.20%, 03/22/63 (a)	20,000	19,799
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	27,000	24,352
3.80%, 05/01/50 (a)	23,000	17,597
KeyBank NA 0.32% + SOFR
5.68%, 06/14/24 (a)(b)	300,000	299,604
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	2,561
	Principal Amount	Fair Value
5.00%, 03/01/43 (a)	$13,000	$11,525
6.38%, 03/01/41 (a)	13,000	13,481
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	115,000	105,584
5.05%, 02/15/46 (a)	12,000	10,673
5.20%, 06/01/33 (a)	24,000	23,632
KLA Corp.
3.30%, 03/01/50 (a)	27,000	19,773
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	50,000	47,372
Kroger Co.
2.20%, 05/01/30 (a)	22,000	18,706
4.65%, 01/15/48 (a)	6,000	5,276
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	53,000	48,559
2.70%, 10/15/28 (a)	107,000	94,837
6.35%, 02/20/34 (a)	70,000	71,812
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	19,000	18,384
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	498,000	492,298
Lear Corp.
4.25%, 05/15/29 (a)	17,000	16,251
Leidos, Inc.
3.63%, 05/15/25 (a)	22,000	21,511
4.38%, 05/15/30 (a)	100,000	94,652
5.75%, 03/15/33 (a)	50,000	51,352
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	11,000	7,970
Lincoln National Corp.
4.35%, 03/01/48 (a)	43,000	33,883
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	2,000	1,952
4.50%, 05/15/36 (a)	22,000	20,910
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	16,000	13,958
1.70%, 09/15/28 - 10/15/30 (a)	51,000	43,980
3.00%, 10/15/50 (a)	27,000	17,681
3.70%, 04/15/46 (a)	2,000	1,532
4.05%, 05/03/47 (a)	21,000	16,916
5.63%, 04/15/53 (a)	40,000	40,325
LYB International Finance III LLC
1.25%, 10/01/25 (a)	18,000	16,908
3.63%, 04/01/51 (a)	27,000	19,086
3.80%, 10/01/60 (a)	10,000	6,956
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR therafter)
5.05%, 01/27/34 (a)(b)	181,000	168,287
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	27,000	17,418
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	17,000	13,785
3.25%, 11/15/25 (a)	174,000	168,121
McDonald's Corp.
3.60%, 07/01/30 (a)	37,000	34,519
3.63%, 09/01/49 (a)	9,000	6,849
4.88%, 12/09/45 (a)	12,000	11,186
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	160,000	155,234
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,880

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	$56,000	$47,820
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(f)	245,000	245,684
Merck & Co., Inc.
1.90%, 12/10/28 (a)	73,000	64,777
2.45%, 06/24/50 (a)	40,000	24,825
2.75%, 12/10/51 (a)	26,000	17,010
2.90%, 12/10/61 (a)	12,000	7,540
4.00%, 03/07/49 (a)	8,000	6,725
4.50%, 05/17/33 (a)	49,000	47,926
5.00%, 05/17/53 (a)	10,000	9,783
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	194,000	178,373
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	90,987
4.45%, 08/15/52 (a)	53,000	47,097
MetLife, Inc.
4.72%, 12/15/44 (a)	19,000	17,054
Micron Technology, Inc.
3.37%, 11/01/41 (a)	36,000	26,743
3.48%, 11/01/51 (a)	49,000	34,853
5.30%, 01/15/31 (a)	114,000	114,730
Microsoft Corp.
2.40%, 08/08/26 (a)	20,000	18,982
2.68%, 06/01/60 (a)	6,000	3,865
2.92%, 03/17/52 (a)	53,000	37,476
3.45%, 08/08/36 (a)	2,000	1,791
3.50%, 02/12/35 (a)	17,000	15,653
Mid-America Apartments LP
2.88%, 09/15/51 (a)	42,000	26,994
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	462,814
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	6,000	5,020
Morgan Stanley
3.70%, 10/23/24 (a)	13,000	12,867
3.97%, 07/22/38 (a)(b)	19,000	16,255
4.35%, 09/08/26 (a)	57,000	55,768
4.38%, 01/22/47 (a)	18,000	15,786
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR therafter)
1.51%, 07/20/27 (a)(b)	43,000	39,462
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR therafter)
2.48%, 09/16/36 (a)(b)	168,000	132,796
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR therafter)
2.80%, 01/25/52 (a)(b)	83,000	54,503
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR therafter)
5.47%, 01/18/35 (a)(b)	46,000	46,410
MPLX LP
2.65%, 08/15/30 (a)	27,000	23,235
5.20%, 12/01/47 (a)	6,000	5,489
Mylan, Inc.
5.20%, 04/15/48 (a)	13,000	10,777
Nasdaq, Inc.
5.95%, 08/15/53 (a)	19,000	20,013
6.10%, 06/28/63 (a)	24,000	25,532
	Principal Amount	Fair Value
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT therafter)
3.35%, 01/12/37 (a)(b)(f)	$254,000	$213,726
Nevada Power Co.
6.00%, 03/15/54 (a)	31,000	32,721
NewMarket Corp.
2.70%, 03/18/31 (a)	24,000	20,156
Newmont Corp.
4.88%, 03/15/42 (a)	19,000	17,678
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR therafter)
5.65%, 05/01/79 (a)(b)	27,000	25,955
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	49,000	41,885
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	119,000	118,194
NIKE, Inc.
3.38%, 03/27/50 (a)	11,000	8,316
NNN REIT, Inc.
4.00%, 11/15/25 (a)	22,000	21,522
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	18,188
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(f)	95,000	96,561
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	68,000	48,463
NOV, Inc.
3.60%, 12/01/29 (a)	37,000	34,032
Novant Health, Inc.
3.32%, 11/01/61 (a)	28,000	18,715
Novartis Capital Corp.
2.20%, 08/14/30 (a)	42,000	36,477
3.00%, 11/20/25 (a)	2,000	1,943
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	143,000	140,807
NVIDIA Corp.
3.50%, 04/01/50 (a)	20,000	15,925
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	96,000	99,408
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	27,000	24,505
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	4,000	3,112
ONEOK, Inc.
4.35%, 03/15/29 (a)	22,000	21,327
6.10%, 11/15/32 (a)	75,000	78,524
6.63%, 09/01/53 (a)	66,000	72,766
Oracle Corp.
2.30%, 03/25/28 (a)	19,000	17,154
2.65%, 07/15/26 (a)	27,000	25,561
2.88%, 03/25/31 (a)	27,000	23,482
2.95%, 04/01/30 (a)	42,000	37,387
3.60%, 04/01/50 (a)	27,000	19,491
3.65%, 03/25/41 (a)	29,000	22,767
3.80%, 11/15/37 (a)	3,000	2,516
3.95%, 03/25/51 (a)	17,000	12,948
4.00%, 07/15/46 - 11/15/47 (a)	36,000	28,225
4.10%, 03/25/61 (a)	36,000	26,953
5.55%, 02/06/53 (a)	24,000	23,445

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
6.15%, 11/09/29 (a)	$94,000	$99,110
6.90%, 11/09/52 (a)	24,000	27,616
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	43,000	41,576
2.57%, 02/15/30 (a)	16,000	14,072
3.36%, 02/15/50 (a)	19,000	13,792
Owens Corning
3.88%, 06/01/30 (a)	106,000	98,972
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	29,716
2.50%, 02/01/31 (a)	57,000	47,444
3.00%, 06/15/28 (a)	153,000	139,828
3.30%, 08/01/40 (a)	57,000	41,861
3.50%, 08/01/50 (a)	23,000	15,752
4.30%, 03/15/45 (a)	38,000	30,003
PacifiCorp
2.70%, 09/15/30 (a)	28,000	24,247
2.90%, 06/15/52 (a)	62,000	37,788
5.80%, 01/15/55 (a)	119,000	117,330
6.25%, 10/15/37 (a)	2,000	2,108
Packaging Corp. of America
3.05%, 10/01/51 (a)	37,000	25,191
Paramount Global
2.90%, 01/15/27	6,000	5,495
3.70%, 06/01/28	11,000	9,896
5.25%, 04/01/44 (a)	2,000	1,490
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	22,000	20,374
4.50%, 09/15/29 (a)	36,000	35,499
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	46,000	49,493
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	36,000	33,999
3.25%, 06/01/50 (a)	20,000	14,154
PepsiCo, Inc.
1.63%, 05/01/30 (a)	23,000	19,301
2.63%, 07/29/29 (a)	32,000	29,093
2.75%, 10/21/51 (a)	65,000	43,390
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	146,000	143,909
4.75%, 05/19/33 (a)	49,000	48,280
5.30%, 05/19/53 (a)	20,000	19,894
5.34%, 05/19/63 (a)	33,000	32,352
Pfizer, Inc.
2.70%, 05/28/50 (a)	58,000	38,866
3.90%, 03/15/39 (a)	16,000	13,851
4.13%, 12/15/46 (a)	14,000	11,957
4.40%, 05/15/44 (a)	3,000	2,750
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	27,000	25,940
2.10%, 05/01/30 (a)	11,000	9,345
3.38%, 08/15/29 (a)	18,000	16,697
4.13%, 03/04/43 (a)	10,000	8,275
5.13%, 02/15/30 (a)	71,000	71,018
5.25%, 02/13/34 (a)	97,000	96,097
5.63%, 11/17/29 (a)	38,000	39,141
Phillips 66 Co.
2.15%, 12/15/30 (a)	136,000	114,196
3.15%, 12/15/29 (a)	67,000	60,819
3.30%, 03/15/52 (a)	46,000	32,215
3.75%, 03/01/28 (a)	2,000	1,911
4.68%, 02/15/45 (a)	17,000	15,088
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	56,000	57,314
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	$45,000	$41,900
2.15%, 01/15/31 (a)	25,000	21,055
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	24,772
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	34,000	32,510
Precision Castparts Corp.
4.38%, 06/15/45 (a)	18,000	15,955
Progressive Corp.
3.00%, 03/15/32 (a)	47,000	40,994
3.70%, 03/15/52 (a)	15,000	11,704
Prologis LP
3.05%, 03/01/50 (a)	12,000	8,221
3.25%, 06/30/26 (a)	9,000	8,673
5.00%, 03/15/34 (a)	110,000	109,471
5.25%, 03/15/54 (a)	17,000	16,700
Prospect Capital Corp.
3.36%, 11/15/26 (a)	46,000	42,095
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	27,000	21,351
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR therafter)
5.70%, 09/15/48 (a)(b)	22,000	21,730
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	27,000	25,799
Public Storage Operating Co.
5.35%, 08/01/53 (a)	23,000	23,097
PVH Corp.
4.63%, 07/10/25 (a)	70,000	69,091
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,648
4.50%, 05/20/52 (a)	53,000	47,569
Quanta Services, Inc.
2.35%, 01/15/32 (a)	40,000	32,509
3.05%, 10/01/41 (a)	52,000	37,154
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	9,000	7,990
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	50,000	40,879
Regions Financial Corp.
1.80%, 08/12/28 (a)	108,000	93,104
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	59,000	59,438
Republic Services, Inc.
5.00%, 04/01/34 (a)	45,000	44,652
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	70,000	45,144
Roche Holdings, Inc.
5.22%, 03/08/54 (a)(f)	200,000	202,562
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	14,000	8,418
4.20%, 03/01/49 (a)	20,000	17,228
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,832
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	27,000	24,322
Ross Stores, Inc.
4.70%, 04/15/27 (a)	6,000	5,920
Royalty Pharma PLC
1.20%, 09/02/25 (a)	43,000	40,481

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
1.75%, 09/02/27 (a)	$21,000	$18,753
2.20%, 09/02/30 (a)	5,000	4,156
3.30%, 09/02/40 (a)	3,000	2,237
RPM International, Inc.
3.75%, 03/15/27 (a)	9,000	8,613
RTX Corp.
1.90%, 09/01/31 (a)	56,000	45,129
2.82%, 09/01/51 (a)	57,000	36,237
3.13%, 05/04/27 (a)	37,000	35,046
3.50%, 03/15/27 (a)	15,000	14,413
3.95%, 08/16/25 (a)	11,000	10,820
4.15%, 05/15/45 (a)	16,000	13,276
4.45%, 11/16/38 (a)	13,000	11,711
6.10%, 03/15/34 (a)	62,000	66,309
6.40%, 03/15/54 (a)	44,000	49,831
Ryder System, Inc.
2.90%, 12/01/26 (a)	65,000	61,353
Salesforce, Inc.
1.95%, 07/15/31 (a)	34,000	28,237
2.70%, 07/15/41 (a)	46,000	33,295
Sands China Ltd.
5.13%, 08/08/25 (a)	280,000	276,122
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	19,000	18,320
Schlumberger Investment SA
4.85%, 05/15/33 (a)	100,000	100,162
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	168,000	151,803
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	11,000	10,528
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT therafter)
4.13%, 04/01/52 (a)(b)	76,000	70,115
Shell International Finance BV
2.38%, 11/07/29 (a)	82,000	73,003
3.13%, 11/07/49 (a)	32,000	22,734
3.25%, 04/06/50 (a)	24,000	17,468
3.75%, 09/12/46 (a)	11,000	8,881
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	2,000	1,912
Simon Property Group LP
3.38%, 06/15/27 (a)	14,000	13,360
SK Hynix, Inc.
5.50%, 01/16/29 (a)(f)	200,000	199,522
Smith & Nephew PLC
5.40%, 03/20/34 (a)	35,000	34,852
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(c)(f)	288,000	287,695
Southern California Edison Co.
4.00%, 04/01/47 (a)	58,000	45,942
4.20%, 03/01/29 (a)	41,000	39,537
5.65%, 10/01/28 (a)	270,000	277,889
Southern Co.
3.25%, 07/01/26 (a)	6,000	5,769
3.70%, 04/30/30 (a)	73,000	67,740
Southwest Airlines Co.
2.63%, 02/10/30 (a)	37,000	32,193
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	21,000	19,687
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,915
4.50%, 03/15/45 (a)	3,000	2,540
	Principal Amount	Fair Value
Starbucks Corp.
4.00%, 11/15/28 (a)	$9,000	$8,735
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	86,000	73,484
Stryker Corp.
1.95%, 06/15/30 (a)	57,000	48,110
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(f)	466,000	466,000
6.18%, 07/13/43 (a)	101,000	111,818
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	484,000	440,571
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	2,000	1,551
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT therafter)
1.42%, 06/11/27 (a)(b)(f)	250,000	227,925
Sysco Corp.
3.25%, 07/15/27 (a)	11,000	10,399
5.95%, 04/01/30 (a)	2,000	2,084
6.60%, 04/01/50 (a)	3,000	3,428
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	169,424
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	130,000	124,765
4.00%, 04/14/32 (a)	27,000	24,938
Tampa Electric Co.
2.40%, 03/15/31 (a)	61,000	51,081
3.45%, 03/15/51 (a)	37,000	26,143
4.35%, 05/15/44 (a)	40,000	33,560
Tapestry, Inc.
4.13%, 07/15/27 (a)	3,000	2,862
7.35%, 11/27/28 (a)	219,000	230,798
7.85%, 11/27/33 (a)	45,000	48,854
Targa Resources Corp.
6.50%, 03/30/34 (a)	140,000	150,577
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	111,000	109,292
Target Corp.
1.95%, 01/15/27 (a)	18,000	16,733
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	21,000	18,793
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	36,000	26,339
Time Warner Cable LLC
6.55%, 05/01/37 (a)	12,000	11,358
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	190,000	171,644
3.75%, 04/15/27 (a)	73,000	70,295
4.50%, 04/15/50 (a)	15,000	12,991
4.80%, 07/15/28 (a)	179,000	177,516
5.50%, 01/15/55 (a)	35,000	34,956
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	113,000	99,282
4.46%, 06/08/32 (a)	58,000	55,478
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap therafter)
3.63%, 09/15/31 (a)(b)	21,000	20,092

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Tractor Supply Co.
5.25%, 05/15/33 (a)	$47,000	$47,275
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	23,000	22,745
3.80%, 03/21/29 (a)	2,000	1,904
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	32,000	31,024
4.88%, 01/15/26 (a)	7,000	6,953
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR therafter)
5.63%, 05/20/75 (a)(b)	70,000	68,340
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	14,000	13,487
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	69,000	43,686
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT therafter)
4.80%, 01/30/25 (a)(b)	109,000	105,561
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	2,604
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	16,000	15,148
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	115,000	116,084
5.70%, 03/15/34 (a)	55,000	55,700
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR therafter)
4.97%, 07/22/33 (a)(b)	121,000	114,520
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR therafter)
5.68%, 01/23/35 (a)(b)	177,000	178,804
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT therafter)
9.25%, 05/22/27 (a)(b)(f)	200,000	216,520
UDR, Inc.
2.10%, 08/01/32 (a)	32,000	25,122
3.00%, 08/15/31 (a)	19,000	16,506
Union Pacific Corp.
3.55%, 05/20/61 (a)	32,000	22,954
3.60%, 09/15/37 (a)	6,000	5,179
3.80%, 04/06/71 (a)	17,000	12,624
4.10%, 09/15/67 (a)	13,000	10,259
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	40,000	33,996
4.20%, 05/15/32 (a)	40,000	38,011
4.45%, 12/15/48 (a)	27,000	24,012
4.75%, 07/15/45 - 05/15/52 (a)	45,000	41,708
5.05%, 04/15/53 (a)	33,000	32,082
5.20%, 04/15/63 (a)	54,000	52,415
6.05%, 02/15/63 (a)	16,000	17,618
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	198,000	191,296
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	97,000	97,913
Ventas Realty LP
3.25%, 10/15/26 (a)	19,000	17,989
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	76,000	62,451
2.55%, 03/21/31 (a)	120,000	102,522
	Principal Amount	Fair Value
3.00%, 03/22/27 (a)	$101,000	$95,738
3.40%, 03/22/41 (a)	37,000	28,896
3.55%, 03/22/51 (a)	27,000	20,026
3.70%, 03/22/61 (a)	41,000	29,991
4.40%, 11/01/34 (a)	78,000	73,557
4.86%, 08/21/46 (a)	62,000	58,199
Viatris, Inc.
1.65%, 06/22/25 (a)	404,000	384,252
4.00%, 06/22/50 (a)	52,000	35,774
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	35,000	28,135
Visa, Inc.
2.70%, 04/15/40 (a)	27,000	20,235
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	113,000	112,107
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	373,000	346,360
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	232,000	205,392
Vontier Corp.
2.40%, 04/01/28 (a)	65,000	57,619
2.95%, 04/01/31 (a)	50,000	41,822
Vornado Realty LP
2.15%, 06/01/26 (a)	69,000	62,626
3.50%, 01/15/25 (a)	13,000	12,727
Walmart, Inc.
1.80%, 09/22/31 (a)	32,000	26,595
2.50%, 09/22/41 (a)	36,000	25,860
2.65%, 09/22/51 (a)	19,000	12,552
Walt Disney Co.
2.65%, 01/13/31 (a)	42,000	36,960
3.38%, 11/15/26 (a)	3,000	2,887
3.60%, 01/13/51 (a)	27,000	20,913
4.75%, 11/15/46 (a)	3,000	2,767
6.65%, 11/15/37 (a)	27,000	31,068
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	190,000	169,820
5.05%, 03/15/42 (a)	17,000	14,584
5.14%, 03/15/52 (a)	17,000	14,117
5.39%, 03/15/62 (a)	17,000	14,094
Waste Connections, Inc.
2.20%, 01/15/32 (a)	43,000	35,216
2.95%, 01/15/52 (a)	49,000	32,855
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	7,000	6,822
Wells Fargo & Co.
4.15%, 01/24/29 (a)	48,000	46,256
4.75%, 12/07/46 (a)	48,000	42,025
5.88%, 09/20/26 (a)(b)	92,000	91,908
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR therafter)
2.19%, 04/30/26 (a)(b)	63,000	60,688
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR therafter)
2.39%, 06/02/28 (a)(b)	115,000	105,282
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR therafter)
3.07%, 04/30/41 (a)(b)	58,000	43,414
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR therafter)
3.20%, 06/17/27 (a)(b)	131,000	125,091

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR therafter)
5.50%, 01/23/35 (a)(b)	$68,000	$68,133
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR therafter)
6.49%, 10/23/34 (a)(b)	76,000	81,577
Westlake Corp.
2.88%, 08/15/41 (a)	20,000	13,844
3.13%, 08/15/51 (a)	22,000	14,234
3.38%, 08/15/61 (a)	19,000	12,070
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT therafter)
2.89%, 02/04/30 (a)(b)	45,000	43,786
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT therafter)
4.11%, 07/24/34 (a)(b)	32,000	29,588
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,887
4.85%, 03/01/48 (a)	13,000	11,599
4.90%, 01/15/45 (a)	32,000	28,608
5.30%, 08/15/52 (a)	22,000	21,007
5.40%, 03/04/44 (a)	3,000	2,848
Willis North America, Inc.
3.88%, 09/15/49 (a)	27,000	20,326
Workday, Inc.
3.50%, 04/01/27 (a)	47,000	45,002
3.70%, 04/01/29 (a)	94,000	88,647
WPP Finance 2010
3.75%, 09/19/24 (a)	19,000	18,795
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,811
3.90%, 08/20/28 (a)	16,000	15,399
5.60%, 11/16/32 (a)	90,000	93,376
		45,432,354
Non-Agency Collateralized Mortgage Obligations - 5.7%
Bank
3.18%, 09/15/60	2,398,000	2,241,026
4.41%, 11/15/61 (b)	1,001,000	971,862
BPR Trust 1.90% + 1 mo. Term SOFR
7.22%, 04/15/37 (b)(f)	372,398	373,938
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	460,000	408,992
CD Mortgage Trust
2.91%, 08/15/57	839,000	747,762
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	336,823	306,285
COMM Mortgage Trust
3.92%, 10/15/45 (f)	185,316	176,243
GS Mortgage Securities Trust
2.75%, 09/10/52	1,523,000	1,347,222
3.05%, 11/10/52	743,000	665,832
4.14%, 03/10/51 (b)	291,000	269,372
4.42%, 11/10/48 (b)	380,000	310,134
Impac CMB Trust 0.83% + 1 mo. Term SOFR
6.16%, 10/25/34 (b)	10,818	10,765
	Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust
4.64%, 11/15/48 (b)	$250,000	$135,656
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	910	81
Morgan Stanley Bank of America Merrill Lynch Trust
0.83%, 03/15/48 (b)(d)	2,836,318	15,053
Wells Fargo Commercial Mortgage Trust
1.15%, 02/15/48 (b)(d)	2,055,621	13,967
4.32%, 08/15/50	485,082	429,210
		8,423,400
Sovereign Bonds - 0.9%
Chile Government International Bonds
3.86%, 06/21/47 (a)	200,000	157,897
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	165,989
3.87%, 07/23/60 (a)	200,000	114,968
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	106,726
2.78%, 12/01/60 (a)	230,000	132,547
5.63%, 11/18/50 (a)	105,000	104,723
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	171,952
Qatar Government International Bonds
4.82%, 03/14/49 (a)(f)	258,000	242,007
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	102,261
		1,299,070
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	120,000	127,563
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	115,000	88,154
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	220,000	197,013
State of California, CA
4.60%, 04/01/38	200,000	193,115
State of Illinois, IL
5.10%, 06/01/33	95,000	94,309
		700,154
Total Bonds and Notes (Cost $152,455,529)		142,787,886
Total Investments in Securities (Cost $152,455,529)		142,787,886

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 17.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (a)(h)(i) (Cost $25,581,925)	25,581,925	25,581,925
Total Investments (Cost $178,037,454)		168,369,811
Liabilities in Excess of Other Assets, net - (15.0)%		(21,941,944)
NET ASSETS - 100.0%		$146,427,867

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,650	1.00%/ Quarterly	12/20/28	$(37,613)	$(33,531)	$(4,082)

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2024	18	$2,286,202	$2,322,000	$35,798
U.S. Long Bond Futures	June 2024	8	949,454	963,500	14,046
10 Yr. U.S. Treasury Ultra Futures	June 2024	185	21,080,429	21,202,734	122,305
5 Yr. U.S. Treasury Notes Futures	June 2024	85	9,070,565	9,096,328	25,763
2 Yr. U.S. Treasury Notes Futures	June 2024	3	615,263	613,453	(1,810)
					$196,102

The Fund had the following short futures contracts open at March 31, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2024	42	$(4,631,404)	$(4,653,469)	$(22,065)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)

(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $8,054,460 or 5.50% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$46,371,375	$—	$46,371,375
Agency Mortgage Backed	—	39,363,380	—	39,363,380
Agency Collateralized Mortgage Obligations	—	1,152,564	—	1,152,564
Asset Backed	—	45,589	—	45,589
Corporate Notes	—	45,432,354	—	45,432,354
Non-Agency Collateralized Mortgage Obligations	—	8,423,400	—	8,423,400
Sovereign Bonds	—	1,299,070	—	1,299,070
Municipal Bonds and Notes	—	700,154	—	700,154
Short-Term Investments	25,581,925	—	—	25,581,925
Total Investments in Securities	$25,581,925	$142,787,886	$—	$168,369,811
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(4,082)	—	(4,082)
Long Futures Contracts - Unrealized Appreciation	197,912	—	—	197,912
Long Futures Contracts - Unrealized Depreciation	(1,810)	—	—	(1,810)
Short Futures Contracts - Unrealized Depreciation	(22,065)	—	—	(22,065)
Total Other Financial Instruments	$174,037	$(4,082)	$—	$169,955

See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	20,710,832	$20,710,832	$23,529,815	$18,658,722	$—	$—	25,581,925	$25,581,925	$310,661
See Notes to Schedule of Investments.
Elfun Income Fund	17

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s Schedule of Investments.
18

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps
During the period ended  March 31, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such
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Elfun Income Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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